Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2020
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2018	2019	2020
Service cost	¥9,565	¥11,270	¥12,079
Interest cost	2,258	2,180	1,766
Expected return on plan assets	(6,066)	(6,068)	(6,038)
Amortization of net actuarial losses	2,979	3,831	5,654
Amortization of prior service cost	(1,061)	(1,059)	(1,137)

Net periodic benefit cost	¥7,675	¥10,154	¥12,324

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2019	2020
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥287,983	¥315,423
Service cost	11,270	12,079
Interest cost	2,180	1,766
Actuarial gain	25,855	(5,642)
Benefits paid	(11,953)	(13,301)
Amendments of pension benefit plans	—	(6,818)
Acquisition, divestitures and other	88	16

Projected benefit obligation at end of year	¥315,423	¥303,523

Change in plan assets:
Fair value of plan assets at beginning of year	¥234,050	¥232,885
Actual return on plan assets	3,574	(2,934)
Employer contributions	4,484	5,584
Benefits paid	(9,223)	(9,791)

Fair value of plan assets at end of year	¥232,885	¥225,744

Funded status at end of year	(82,538)	(77,779)

Amounts recognized in the consolidated balance sheets	¥(82,538)	¥(77,779)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2019	2020
Plans with ABO in excess of plan assets:
PBO	¥82,538	¥77,779
ABO	82,538	77,779
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥82,538	¥77,779
ABO	82,538	77,779
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2020
Net actuarial loss	¥107,098
Net prior service cost	(11,281)

Total	¥95,817

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2021
Net actuarial loss	¥5,486
Net prior service cost	(1,601)

Total	¥3,885

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2019	2020
Discount rate	0.6%	0.6%
Rate of increase in compensation levels	1.6%	0.3%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2018	2019	2020
Discount rate	0.9%	0.8%	0.6%
Rate of increase in compensation levels	2.5%	1.7%	1.6%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Balance as of March 31, 2019
Pension plan assets:
Equities	¥21,991	¥—	¥—	¥21,991
Private equity and pooled investments (1)	—	9,145	3,823	12,968
Japanese government securities	25,980	—	—	25,980
Foreign government, agency and municipal securities	—	22	—	22
Bank and corporate debt securities	2,566	2,082	—	4,648
Investment trust funds and other (2)(3)	—	6,070	50,560	56,630
Life insurance company general accounts	—	64,437	—	64,437
Other assets	—	39,748	—	39,748

Total	¥50,537	¥121,504	¥54,383	¥226,424

	Millions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Pension plan assets:
Equities	¥—	¥—	¥—	¥—
Private equity and pooled investments (1)	—	1,901	23,465	25,366
Japanese government securities	23,464	—	—	23,464
Foreign government, agency and municipal securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other (2)(3)	—	22,027	41,616	63,643
Life insurance company general accounts	—	66,363	—	66,363
Other assets	—	40,508	—	40,508

Total	¥23,464	¥130,799	¥65,081	¥219,344

(1)	Includes corporate type equity investments.
(2)	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.
(3)	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31,
2019
and March 31,
2020
, the fair values of these assets were ¥6,462 million and ¥6,401 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2019
	Balance as of April 1, 2018	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2019
Private equity and pooled investments	¥3,639	¥(349)	¥533	¥3,823
Investment trust funds and other	48,088	937	1,535	50,560

Total	¥51,727	¥588	¥2,068	¥54,383

	Millions of yen
	Year ended March 31, 2020
	Balance as of April 1, 2019	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2020
Private equity and pooled investments	¥3,823	¥(4,403)	¥24,045	¥23,465
Investment trust funds and other	50,560	(3,262)	(5,682)	41,616

Total	¥54,383	¥(7,665)	¥18,363	¥65,081

Expected benefit payments

Year ending March 31	Millions of yen
2021	¥13,167
2022	12,231
2023	12,733
2024	13,276
2025	14,049
2026-2030	63,956